Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information Of Operating Income (Loss) [Abstract]
Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss)	NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS)Operating income
The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
Research Tax Credit	2,132	860
Subsidies	41	40
Revenues from licenses or other contracts	97	54
Net gain on disposal of tangible assets	—	24,351
Total	2,270	25,304
The reduction in the research tax credit is related to the end of the TRYbeCA1 clinical trial.
The net gain from the disposal of fixed assets is related to the sale of the Princeton plant to Catalent and breaks down as follows :
–Proceeds from the sale of €40,676k ($44,500k);
–The net book value of fixed assets of €(15,677)k ($(17,150)k);
–The net book value of the rights of use for €(3,022)k ($(3,307)k);
–The cancellation of the lease obligation for €5,419k ($5,928k);
–Transaction costs of €(3,046)k ($(3,333)k)
Operating expenses by natureResearch and development expenses

For the six months ended June 30, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	82	2,114	2,196
Rental and maintenance	77	675	752
Services, subcontracting and fees	312	9,581	9,893
Personnel expenses	1,045	7,134	8,179
Depreciation, amortization & provision	177	1,983	2,160
Other	—	29	29
Total	1,693	21,516	23,209

For the six months ended June 30, 2022 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	—	450	450
Rental and maintenance	66	765	831
Services, subcontracting and fees	237	3,850	4,087
Personnel expenses	785	7,577	8,362
Depreciation, amortization & provision	178	3,443	3,621
Other	7	(58)	(51)
Total	1,273	16,027	17,300
The decrease in research and development expenses is mainly due to a decrease in services, related to the end of the treatment of patients in the clinical trial in pancreatic cancer for €5,798K. The costs of the contract research organization (CRO) decreased by €3,177K and hospital costs decreased by €1,752K. There is also a decrease in consumables of €1,015K linked to the end of this study.
The personnel expense at June 30, 2022 includes a €1,691K restructuring charge (refer to note 1 and 4.6).
The depreciation and amortization includes a €2,108K impairment charge for the facilities, fixtures, equipment and rights of use of the Adenine production unit in France (refer to notes 4.1 and 4.2).”
General and administrative expenses

(amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
Consumables	94	57
Rental and maintenance	578	175
Services, subcontracting and fees	3,292	3,446
Personnel expenses	3,307	3,288
Depreciation and amortization	333	669
Other	423	277
Total	8,027	7,911
The increase in net depreciation and provisions at June 30, 2022 is related to a €369k impairment charge for Bioserra office right of use in France (refer to notes 4.2).
The personnel expense at June 30, 2022 includes a €168K restructuring charge.
Personnel expensesResearch and development expenses

For the six months ended June 30, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	700	5,256	5,956
Share-based payments (employees and executives)	55	295	350
Social security expenses	290	1,583	1,873
Total personnel expenses	1,045	7,134	8,179

For the six months ended June 30, 2022 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	533	4,618	5,151
Share-based payments (employees and executives)	17	(27)	(10)
Social security expenses	235	1,295	1,530
Restructuring charge	—	1,691	1,691
Total personnel expenses	785	7,577	8,362
The weighted average full-time employees (FTE) was 155 during the first half of 2021 and 117 during the first half of 2022.The decrease in FTE is mainly related to the disposal of the Princeton plant.
General and administrative expenses

(amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
Wages and salaries	2,140	2,051
Share-based payments (employees and executives)	311	304
Social security expenses	856	766
Restructuring charge	0	168
Total personnel expenses	3,307	3,288
The weighted average full-time employees (FTE) was 41 during the first half of 2021 and 32 during the first half of 2022.Share-based payments (IFRS 2)
Stock-options (“SO”) plan
No new plans were created during the first half of 2022. and no new grants under plans from the prior year.
Free shares (“AGA”) plan
No new plans were created during the first half of 2022, and no new grants under plans from the prior year.
Breakdown of expenses

Plan name	Amount in P&L in euros thousands as of June 30, 2021	of which employees	of which executives	of which directors
AGA	308	120	47	—
BSA	1	—	—	29
SO	398	46	142	—
Total	707	166	512	29

Plan name	Amount in P&L in euros thousands as of June 30, 2022	of which employees	of which executives	of which directors
AGA	202	31	171	—
BSA	—	—	—	—
SO	124	53	71	—
Total	326	84	242	—
As of June 30, 2022, the outstanding equity instruments could lead to the issuance of 2,227,125 potential shares.
Financial income (loss)

(amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
Income from short term deposits	11	6
Change in fair value of derivative liabilities	750	—
Foreign exchange gains	1,993	3,348
Other financial income	53	16
Financial income	2,807	3,370
Amortized cost of convertible notes	(919)	(22)
Financial expenses on lease liability	(156)	(108)
Interest expense related to borrowings	(158)	(140)
Foreign exchange loss	(557)	(480)
Other financial expenses	(1)	—
Financial expenses	(1,791)	(750)
Financial income (loss)	1,016	2,620
Income taxIn June 2022 an estimation of the Income tax related to the Princeton facility sale was recorded for € (3,737)k , $ (4,086)k.Basic earnings per share and diluted earnings (loss) per share

	06/30/2021	06/30/2022
	(6 months)	(6 months)
Net loss (in thousands of euros)	(27,952)	(1,024)
Weighted number of shares for the period (1)	22,842,857	31,016,053
Basic loss per share (€/share)	(1.22)	(0.03)
Diluted loss per share (€/share)	(1.22)	(0.03)
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).